Debt (Details 5) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Balance	$ 1,749,764	$ 605,000	$ 605,000
Borrowings during the nine months ended September 30, 2012	519,950
Conversion of debt to into 44,208 shares of common stock with a valuation of $469,683 ($8.08 - $13.60/share)	1,069,402	0	3,387,480	1,033,500
Balance	14,000		1,749,764	605,000
Unsecured Debt [Member]
Balance	2,380,315	78,249	78,249	30,000
Borrowings during the nine months ended September 30, 2012	4,304,000		1,960,000	1,177,499
Interest Rate	15.00%
Maturity	January 13, 2012 - October 1, 2013		February 8, 2011 - June 21, 2014	On Demand - September 29, 2011
Reclassifications from convertible notes to unsecured demand notes			585,000
Conversion of debt to into 44,208 shares of common stock with a valuation of $469,683 ($8.08 - $13.60/share)	(150,000)		(167,649)	(1,129,250)
Repayments	(2,714,748)		(75,285)
Interest and accrued interest (Included in total repayment)	31,896
Loss on repayment (Included in total repayment)	190,229
Balance	$ 4,041,809		$ 2,380,315	$ 78,249
Unsecured Debt [Member] | Maximum [Member]
Interest Rate			15.00%	10.00%
Unsecured Debt [Member] | Minimum [Member]
Interest Rate			8.00%	0.00%